 v3.26.1
Schedule I (Form 5500) (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule I (Form 5500)
X
- Definition

Line items represent financial concepts included in a table. These concepts are used to disclose reportable information associated with domain members defined in one or many axes to the table.

+ References

Reference 1: http://www.xbrl.org/2009/role/commonPracticeRef
-Topic 962
-SubTopic 205
-Name Accounting Standards Codification
-Section 50
-Paragraph 1
-Subparagraph (i)
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147478416/962-205-50-1

+ Details
Name:	us-gaap-ebp_EmployeeBenefitPlanReconciliationToForm5500LineItems
Namespace Prefix:	us-gaap-ebp_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Tabular disclosure of reconciliation of financial statement to Form 5500 for employee stock purchase, saving, or similar plan (employee benefit plan (EBP)). Form 5500 is form provided by Department of the Treasury, Internal Revenue Service (IRS); Department of Labor (DOL), Employee Benefit Security Administration (EBSA); and Pension Benefit Guaranty Corporation (PBGC).

+ References

Reference 1: http://www.xbrl.org/2003/role/exampleRef
-Topic 962
-SubTopic 325
-Name Accounting Standards Codification
-Section 55
-Paragraph 17
-Publisher FASB
-URI https://asc.fasb.org/1943274/2147478873/962-325-55-17

+ Details
Name:	us-gaap-ebp_EmployeeBenefitPlanReconciliationToForm5500TableTextBlock
Namespace Prefix:	us-gaap-ebp_
Data Type:	dtr-types:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Details
Name:	dei_LegalEntityAxis=wtm_EBP001Member
Namespace Prefix:
Data Type:	na
Balance Type:
Period Type: